Shareholders' Equity (Deficit) - Schedule of Unvested Restricted Stock and Performance Bonus Stock Award (Detail) (Unvested restricted stock awards [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Unvested restricted stock awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	1,453,084	938,976
Restricted stock awards granted, Number of shares	1,213,333	1,884,417
Restricted share awards canceled, Number of shares	(150,000)
Restricted share awards vested, Number of shares	(1,747,750)	(1,370,309)
Ending Balance, Number of Shares	768,667	1,453,084
Beginning Balance, Weighted Average Grant Date Fair Value	$ 0.14	$ 0.19
Restricted stock awards granted, Weighted Average Grant Date Fair Value	$ 0.16	$ 0.14
Restricted share awards cancelled, Weighted Average Grant Date Fair Value	$ 0.15
Restricted share awards vested, Weighted Average Grant Date Fair Value	$ 0.14	$ 0.16
Ending Balance, Weighted Average Grant Date Fair Value	$ 0.18	$ 0.14